2. LOANS: Schedule of Net Balance In each segment in the portfolio based on payment activity (Details)	Dec. 31, 2021 USD ($)
Origination Year 2020 | Live Check Consumer Loans
Payment Performance - Net Balance	$ 104,673	[1]
Origination Year 2020 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	99,457	[1]
Origination Year 2020 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	5,216	[1]
Origination Year 2020 | Premier Consumer Loans
Payment Performance - Net Balance	73,836	[1]
Origination Year 2020 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	72,754	[1]
Origination Year 2020 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	1,082	[1]
Origination Year 2020 | Other Consumer Loans
Payment Performance - Net Balance	514,757	[1]
Origination Year 2020 | Other Consumer Loans | Performing
Payment Performance - Net Balance	497,684	[1]
Origination Year 2020 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	17,073	[1]
Origination Year 2020 | Real Estate Loans
Payment Performance - Net Balance	18,306	[1]
Origination Year 2020 | Real Estate Loans | Performing
Payment Performance - Net Balance	18,061	[1]
Origination Year 2020 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	245	[1]
Origination Year 2020 | Sales Finance Contracts
Payment Performance - Net Balance	67,300	[1]
Origination Year 2020 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	66,092	[1]
Origination Year 2020 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	1,208	[1]
Origination Year 2019 | Live Check Consumer Loans
Payment Performance - Net Balance	12,917
Origination Year 2019 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	11,966
Origination Year 2019 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	951
Origination Year 2019 | Premier Consumer Loans
Payment Performance - Net Balance	22,012
Origination Year 2019 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	21,215
Origination Year 2019 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	797
Origination Year 2019 | Other Consumer Loans
Payment Performance - Net Balance	94,332
Origination Year 2019 | Other Consumer Loans | Performing
Payment Performance - Net Balance	88,604
Origination Year 2019 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	5,728
Origination Year 2019 | Real Estate Loans
Payment Performance - Net Balance	8,065
Origination Year 2019 | Real Estate Loans | Performing
Payment Performance - Net Balance	7,857
Origination Year 2019 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	208
Origination Year 2019 | Sales Finance Contracts
Payment Performance - Net Balance	38,553
Origination Year 2019 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	36,807
Origination Year 2019 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	1,746
Origination Year 2018 | Live Check Consumer Loans
Payment Performance - Net Balance	2,224
Origination Year 2018 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	2,145
Origination Year 2018 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	79
Origination Year 2018 | Premier Consumer Loans
Payment Performance - Net Balance	7,602
Origination Year 2018 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	7,311
Origination Year 2018 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	291
Origination Year 2018 | Other Consumer Loans
Payment Performance - Net Balance	26,268
Origination Year 2018 | Other Consumer Loans | Performing
Payment Performance - Net Balance	24,469
Origination Year 2018 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	1,799
Origination Year 2018 | Real Estate Loans
Payment Performance - Net Balance	7,063
Origination Year 2018 | Real Estate Loans | Performing
Payment Performance - Net Balance	6,728
Origination Year 2018 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	335
Origination Year 2018 | Sales Finance Contracts
Payment Performance - Net Balance	9,740
Origination Year 2018 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	9,338
Origination Year 2018 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	402
Origination Year 2017 | Live Check Consumer Loans
Payment Performance - Net Balance	239
Origination Year 2017 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	234
Origination Year 2017 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	5
Origination Year 2017 | Premier Consumer Loans
Payment Performance - Net Balance	2,069
Origination Year 2017 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	1,992
Origination Year 2017 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	77
Origination Year 2017 | Other Consumer Loans
Payment Performance - Net Balance	7,231
Origination Year 2017 | Other Consumer Loans | Performing
Payment Performance - Net Balance	6,685
Origination Year 2017 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	546
Origination Year 2017 | Real Estate Loans
Payment Performance - Net Balance	5,140
Origination Year 2017 | Real Estate Loans | Performing
Payment Performance - Net Balance	4,941
Origination Year 2017 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	199
Origination Year 2017 | Sales Finance Contracts
Payment Performance - Net Balance	2,255
Origination Year 2017 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	2,099
Origination Year 2017 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	156
Origination Year 2016 | Live Check Consumer Loans
Payment Performance - Net Balance	31
Origination Year 2016 | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	28
Origination Year 2016 | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	3
Origination Year 2016 | Premier Consumer Loans
Payment Performance - Net Balance	279
Origination Year 2016 | Premier Consumer Loans | Performing
Payment Performance - Net Balance	272
Origination Year 2016 | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	7
Origination Year 2016 | Other Consumer Loans
Payment Performance - Net Balance	1,341
Origination Year 2016 | Other Consumer Loans | Performing
Payment Performance - Net Balance	1,278
Origination Year 2016 | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	63
Origination Year 2016 | Real Estate Loans
Payment Performance - Net Balance	2,937
Origination Year 2016 | Real Estate Loans | Performing
Payment Performance - Net Balance	2,838
Origination Year 2016 | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	99
Origination Year 2016 | Sales Finance Contracts
Payment Performance - Net Balance	239
Origination Year 2016 | Sales Finance Contracts | Performing
Payment Performance - Net Balance	222
Origination Year 2016 | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	17
Origination Year Prior | Live Check Consumer Loans
Payment Performance - Net Balance	0
Origination Year Prior | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	0
Origination Year Prior | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	0
Origination Year Prior | Premier Consumer Loans
Payment Performance - Net Balance	0
Origination Year Prior | Premier Consumer Loans | Performing
Payment Performance - Net Balance	0
Origination Year Prior | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	0
Origination Year Prior | Other Consumer Loans
Payment Performance - Net Balance	205
Origination Year Prior | Other Consumer Loans | Performing
Payment Performance - Net Balance	184
Origination Year Prior | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	21
Origination Year Prior | Real Estate Loans
Payment Performance - Net Balance	3,430
Origination Year Prior | Real Estate Loans | Performing
Payment Performance - Net Balance	3,230
Origination Year Prior | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	200
Origination Year Prior | Sales Finance Contracts
Payment Performance - Net Balance	38
Origination Year Prior | Sales Finance Contracts | Performing
Payment Performance - Net Balance	34
Origination Year Prior | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	4
Origination Year Total Net Balance | Live Check Consumer Loans
Payment Performance - Net Balance	120,084
Origination Year Total Net Balance | Live Check Consumer Loans | Performing
Payment Performance - Net Balance	113,830
Origination Year Total Net Balance | Live Check Consumer Loans | Nonperforming
Payment Performance - Net Balance	6,254
Origination Year Total Net Balance | Premier Consumer Loans
Payment Performance - Net Balance	105,798
Origination Year Total Net Balance | Premier Consumer Loans | Performing
Payment Performance - Net Balance	103,545
Origination Year Total Net Balance | Premier Consumer Loans | Nonperforming
Payment Performance - Net Balance	2,254
Origination Year Total Net Balance | Other Consumer Loans
Payment Performance - Net Balance	644,134
Origination Year Total Net Balance | Other Consumer Loans | Performing
Payment Performance - Net Balance	618,904
Origination Year Total Net Balance | Other Consumer Loans | Nonperforming
Payment Performance - Net Balance	25,230
Origination Year Total Net Balance | Real Estate Loans
Payment Performance - Net Balance	44,941
Origination Year Total Net Balance | Real Estate Loans | Performing
Payment Performance - Net Balance	43,655
Origination Year Total Net Balance | Real Estate Loans | Nonperforming
Payment Performance - Net Balance	1,286
Origination Year Total Net Balance | Sales Finance Contracts
Payment Performance - Net Balance	118,125
Origination Year Total Net Balance | Sales Finance Contracts | Performing
Payment Performance - Net Balance	114,592
Origination Year Total Net Balance | Sales Finance Contracts | Nonperforming
Payment Performance - Net Balance	$ 3,533

[1]	Includes loans originated during the twelve-months ended December 31, 2021.